November 28, 2012

Mark Webb
Legal Branch Chief
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	LCNB Corporation
Registration Statement on Form S-4
Filed October 29, 2012
File number 333-184627

Dear Mr. Webb:

On behalf of LCNB Corp. (the “Company”), we are hereby providing the following responses to your comment letter dated November 21, 2012 (the “Comment Letter”) regarding the above-referenced Registration Statement on Form S-4 filed by the Company with the Securities and Exchange Commission (the “Commission”) on October 29, 2012 (the “Registration Statement”).  We have concurrently herewith filed an amendment to the referenced Registration Statement (“Amendment No. 1”) which includes the revisions responsive to certain of your comments.

To assist your review, we have retyped the text of the comments contained in the Comment Letter in italics below.  All capitalized terms used but not defined herein have the meanings ascribed to them in the Amended Registration Statement.  The responses and information described below are based upon information provided to us by the Company.

General

1.	Please confirm that First Capital did not furnish financial projections to LCNB, or include them in the filing.

The Company confirms that First Capital did not furnish financial projections to the Company, and therefore, no financial projections of First Capital were included in the Registration Statement.

Cover Page

2.	Please include the number of shares being offered. See Item 501(b)(2) of Regulation S-k.

The Company acknowledges your comment, and accordingly has amended the cover page of Amendment No. 1 to include the number of shares being offered.

Material federal income tax consequences, page 40

3.	Please revise to reflect that the section is based on an opinion. Please file the opinion as an exhibit.

Mark Webb
United States Securities and Exchange Commission
November 28, 2012

The Company acknowledges your comment, and in Amendment No. 1 has revised the section “Material federal income tax consequences” to state that the description of the material federal income tax consequences of the Merger are based upon an opinion of the Company’s counsel, Dinsmore & Shohl LLP (“Dinsmore”).

Where You Can Find More Information, page 64

4.	Please revise to incorporate your most recently filed Form 10-Q.

Company acknowledges your comment, and in Amendment No. 1 has revised the section “Where You Can Find More Information” to incorporate by reference the Company’s 10-Q for the quarter ended September 30, 2012, filed with the Commission on November 6, 2012.  The Company has also revised the financial tables and other financial information in Amendment No. 1 to incorporate financial data for both the Company and First Capital as of September 30, 2012.

Exhibits

5.	Please file (or incorporate by reference) the exhibits required by Item 601 of Regulation S-K.

The Company acknowledges your comment, and in Amendment No. 1 has filed therewith, as Exhibit 5, an opinion of Dinsmore as to the legality of the securities being registered, indicating that such securities issued in connection with the Merger will be legally issued, fully paid and non-assessable, as required by Item 601(b)(5) of Regulation S-K.  The Company has also filed, as Exhibit 8 to Amendment No. 1, an opinion of Dinsmore regarding the material federal income tax consequences of the Merger, as required by Item 601(b)(8) of Regulation S-K.

* * *

In responding to your comments, we acknowledge that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Should you wish to discuss any of these items, please feel free to call me at (513) 977-8171.

Very truly yours,

/s/ Susan B. Zaunbrecher

Susan B. Zaunbrecher, Esq.